Derivative Instruments and Hedging Activities - Schedule of Effects of Master Netting Agreements on Consolidated Balance Sheets (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Other Current Assets [Member] | Derivatives Not Designated as Hedges [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount	$ 1.4	$ 1.5
Offset	0.3	0.6
Net Amount in Balance Sheet	1.1	0.9
Other Current Assets [Member] | Cash Flow Hedges [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount	42.3	12.2
Offset	9.5	11.7
Net Amount in Balance Sheet	32.8	0.5
Other Assets [Member] | Cash Flow Hedges [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount	20.9	3.7
Offset	1.3	3.7
Net Amount in Balance Sheet	19.6
Other Current Liabilities [Member] | Derivatives Not Designated as Hedges [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount	1.8	3.8
Offset	0.3	0.6
Net Amount in Balance Sheet	1.5	3.2
Other Current Liabilities [Member] | Cash Flow Hedges [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount	9.6	37.4
Offset	9.5	11.7
Net Amount in Balance Sheet	0.1	25.7
Other Long-term Liabilities [Member] | Cash Flow Hedges [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount	1.5	26.5
Offset	1.3	3.7
Net Amount in Balance Sheet	$ 0.2	$ 22.8